Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2020
27. Commitments and Contingencies Disclosure
Contractual commitments (excluding pensions and other post-retirement obligations, convertible debentures, long-term debt and AROs) for each of the next five years and in aggregate thereafter
millions of Canadian dollars	2021	2022	2023	2024	2025	Thereafter	Total
Purchased power (1)	$231	$218	$216	$218	$224	$2,242	$3,349
Transportation (2)	518	393	339	306	282	2,704	4,542
Capital projects	394	98	76	-	-	-	568
Fuel, gas supply and storage	494	91	6	1	-	-	592
Long-term service agreements (3)	43	41	36	33	34	92	279
Equity investment commitments (4)	-	240	-	-	-	-	240
Leases and other (5)	16	17	16	15	8	118	190
Demand side management	40	45	-	-	-	-	85
	$1,736	$1,143	$689	$573	$548	$5,156	$9,845
(1) Annual requirement to purchase electricity production from independent power producers or other utilities over varying contract lengths.
(2) Purchasing commitments for transportation of fuel and transportation capacity on various pipelines. Includes a commitment of $149 million related to a gas transportation contract between PGS and SeaCoast through 2040.
(3) Maintenance of certain generating equipment, services related to a generation facility and wind operating agreements, outsourced management of computer and communication infrastructure and vegetation management.
(4) Emera has a commitment to make equity contributions to the Labrador Island Link Limited Partnership.
(5) Includes operating lease agreements for buildings, land, telecommunications services and rail cars, transmission rights and investment commitments.